FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) € in Millions, $ in Millions		Dec. 31, 2017 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Assets
Trading assets		€ 1,792		$ 2,164	€ 1,869
Derivative assets		3,681	[1]	4,445	4,482	[1]
Available-for-sale securities		3,332		4,023	9,916
Liabilities
Derivative liabilities		3,803	[1]	$ 4,592	5,171	[1]
Level 1
Assets
Trading assets		303			296
Debt securities issued by other governments and public sector entities		226			259
Debt securities issued by foreign financial institutions					0
Corporate debt securities issued by Greek companies		0			0
Equity securities issued by Greek companies		63			14
Equity securities issued by foreign companies		0			0
Mutual fund units		4			5
Greek treasury bills		0			0
Foreign treasury bills		10			18
Derivative assets		27			11
Available-for-sale securities		458			52
Greek government bonds		0			0
Debt securities issued by other governments and public sector entities		418			0
Debt securities issued by companies incorporated in Greece		0			0
Debt securities issued by companies incorporated outside Greece		0			0
Equity securities issued by companies incorporated in Greece		30			28
Equity securities issued by companies incorporated outside Greece		6			6
Mutual Fund units		4			18
Foreign treasury bills		0			0
Other assets					0
Total Assets		788			359
Liabilities
Deposits at fair value	[2]	0			0
Derivative liabilities		1			5
Long-term debt at fair value					0
Total Liabilities		1			5
Level 1 | Discontinued Operations
Assets
Trading assets		4			4
Debt securities issued by other governments and public sector entities		0			0
Debt securities issued by foreign financial institutions		0			0
Corporate debt securities issued by foreign companies		0			0
Mutual fund units		4			4
Derivative assets		0			0
Available-for-sale securities		1,029			1,001
Greek government bonds		0			0
Debt securities issued by other governments and public sector entities		680			688
Debt securities issued by companies incorporated in Greece		0			0
Debt securities issued by companies incorporated outside Greece		0			0
Equity securities issued by companies incorporated in Greece		26			28
Equity securities issued by companies incorporated outside Greece		0			1
Mutual Fund units		314			273
Foreign treasury bills		9			11
Greek treasury bills		0			0
Net Loans		0			0
Other assets		178			173
Total Assets		1,211			1,178
Liabilities
Derivative liabilities		0			0
Total Liabilities		0			0
Level 2
Assets
Trading assets		1,490			1,565
Debt securities issued by other governments and public sector entities		63			3
Debt securities issued by foreign financial institutions					0
Corporate debt securities issued by Greek companies		1			23
Equity securities issued by Greek companies		0			0
Equity securities issued by foreign companies		0			0
Mutual fund units		0			0
Greek treasury bills		1,379			1,492
Foreign treasury bills		47			47
Derivative assets		3,629			4,437
Available-for-sale securities		2,334			9,522
Greek government bonds		681			539
Debt securities issued by other governments and public sector entities		1,215			8,657
Debt securities issued by companies incorporated in Greece		161			46
Debt securities issued by companies incorporated outside Greece		16			34
Equity securities issued by companies incorporated in Greece		7			1
Equity securities issued by companies incorporated outside Greece		19			16
Mutual Fund units		0			0
Foreign treasury bills		235			229
Other assets					0
Total Assets		7,453			15,524
Liabilities
Deposits at fair value	[2]	866			527
Derivative liabilities		3,780			5,142
Long-term debt at fair value					0
Total Liabilities		4,646			5,669
Level 2 | Discontinued Operations
Assets
Trading assets		10			569
Debt securities issued by other governments and public sector entities		10			305
Debt securities issued by foreign financial institutions		0			239
Corporate debt securities issued by foreign companies		0			25
Mutual fund units		0			0
Derivative assets		3			1
Available-for-sale securities		1,500			1,866
Greek government bonds		361			232
Debt securities issued by other governments and public sector entities		283			794
Debt securities issued by companies incorporated in Greece		143			125
Debt securities issued by companies incorporated outside Greece		172			182
Equity securities issued by companies incorporated in Greece		0			0
Equity securities issued by companies incorporated outside Greece		0			2
Mutual Fund units		0			0
Foreign treasury bills		19			15
Greek treasury bills		522			516
Net Loans		0			0
Other assets		112			117
Total Assets		1,625			2,553
Liabilities
Derivative liabilities		1			2
Total Liabilities		1			2
Level 3
Assets
Trading assets		0			8
Debt securities issued by other governments and public sector entities		0			0
Debt securities issued by foreign financial institutions					8
Corporate debt securities issued by Greek companies		0			0
Equity securities issued by Greek companies		0			0
Equity securities issued by foreign companies		0			0
Mutual fund units		0			0
Greek treasury bills		0			0
Foreign treasury bills		0			0
Derivative assets		25			34
Available-for-sale securities		540			342
Greek government bonds		514			300
Debt securities issued by other governments and public sector entities		0			14
Debt securities issued by companies incorporated in Greece		18			19
Debt securities issued by companies incorporated outside Greece		8			9
Equity securities issued by companies incorporated in Greece		0			0
Equity securities issued by companies incorporated outside Greece		0			0
Mutual Fund units		0			0
Foreign treasury bills		0			0
Other assets					0
Total Assets		565			384
Liabilities
Deposits at fair value	[2]	0			0
Derivative liabilities		22			24
Long-term debt at fair value					0
Total Liabilities		22			24
Level 3 | Discontinued Operations
Assets
Trading assets		0			0
Debt securities issued by other governments and public sector entities		0			0
Debt securities issued by foreign financial institutions		0			0
Corporate debt securities issued by foreign companies		0			0
Mutual fund units		0			0
Derivative assets		0			0
Available-for-sale securities		0			6
Greek government bonds		0			0
Debt securities issued by other governments and public sector entities		0			0
Debt securities issued by companies incorporated in Greece		0			0
Debt securities issued by companies incorporated outside Greece		0			4
Equity securities issued by companies incorporated in Greece		0			0
Equity securities issued by companies incorporated outside Greece		0			2
Mutual Fund units		0			0
Foreign treasury bills		0			0
Greek treasury bills		0			0
Net Loans		0			0
Other assets		0			0
Total Assets		0			6
Liabilities
Derivative liabilities		0			0
Total Liabilities		0			0
Total assets / liabilities at fair value
Assets
Trading assets		1,792			1,869
Debt securities issued by other governments and public sector entities		289			262
Debt securities issued by foreign financial institutions					8
Corporate debt securities issued by Greek companies		1			23
Equity securities issued by Greek companies		63			14
Equity securities issued by foreign companies		0			0
Mutual fund units		4			5
Greek treasury bills		1,379			1,492
Foreign treasury bills		56			65
Derivative assets		3,681			4,482
Available-for-sale securities		3,332			9,916
Greek government bonds		1,195			839
Debt securities issued by other governments and public sector entities		1,633			8,671
Debt securities issued by companies incorporated in Greece		179			65
Debt securities issued by companies incorporated outside Greece		24			43
Equity securities issued by companies incorporated in Greece		37			29
Equity securities issued by companies incorporated outside Greece		25			22
Mutual Fund units		4			18
Foreign treasury bills		235			229
Other assets					0
Total Assets		8,805			16,267
Liabilities
Deposits at fair value	[2]	866			527
Derivative liabilities		3,803			5,171
Long-term debt at fair value					0
Total Liabilities		4,669			5,698
Total assets / liabilities at fair value | Discontinued Operations
Assets
Trading assets		14			573
Debt securities issued by other governments and public sector entities		10			305
Debt securities issued by foreign financial institutions		0			239
Corporate debt securities issued by foreign companies		0			25
Mutual fund units		4			4
Derivative assets		3			1
Available-for-sale securities		2,529			2,873
Greek government bonds		361			232
Debt securities issued by other governments and public sector entities		963			1,482
Debt securities issued by companies incorporated in Greece		143			125
Debt securities issued by companies incorporated outside Greece		172			186
Equity securities issued by companies incorporated in Greece		26			28
Equity securities issued by companies incorporated outside Greece		0			5
Mutual Fund units		314			273
Foreign treasury bills		28			26
Greek treasury bills		522			516
Net Loans		0			0
Other assets		290			290
Total Assets		2,836			3,737
Liabilities
Derivative liabilities		1			2
Total Liabilities		€ 1			€ 2

[1]	Includes both long and short derivative positions.
[2]
Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through profit or loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments" (see Note 20).